Share-based compensation - Changes in Stock Options (Details)	3 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,019,930	827,642
Number of options granted (in shares) | shares	0	264,402
Number of options forfeited (in shares) | shares	(45,713)	(67,940)
Number of options exercised (in shares) | shares	0	(6,051)
Number of options expired (in shares) | shares	(8,310)	(146)
Number of options outstanding - end of period (in shares) | shares	965,907	1,017,907
Number of options exercisable (in shares) | shares	611,675	520,851
Weighted average exercise price, options outstanding - beginning of period (in canadian dollars per share) | $ / shares	$ 33.78	$ 34.11
Weighted average exercise price, options granted (in canadian dollars per share) | $ / shares	0	44.76
Weighted average exercise price, options forfeited (in canadian dollars per share) | $ / shares	49.32	53.85
Weighted average exercise price, options exercised (in canadian dollars per share) | $ / shares	0	48.22
Weighted average exercise price, options expired (in canadian dollars per share) | $ / shares	51.74	86.38
Weighted average exercise price, options outstanding - end of period (in canadian dollars per share) | $ / shares	32.89	35.47
Weighted average exercise price, options exercisable (in canadian dollars per share) | $ / shares	$ 25.77	$ 21.40